Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8. Goodwill
In the three months ended March 31, 2022, as a result of measurement period adjustments, we increased goodwill in the amount of $5.5 million, which was immediately impaired.
As a result of indicators of impairment identified during the three months ended September 30, 2022, we performed a goodwill impairment assessment as of September 30, 2022, which included both qualitative and quantitative assessments. Our assessment included a comparison of the carrying value to an estimated fair value using a market approach based on our market capitalization. Based on this assessment, we concluded the fair value of two segments were below the carrying value primarily due to the recent change in our market valuation and financial performance and recorded a goodwill impairment in the amount of $89.1 million.
As discussed in Note 4,
Assets and Liabilities Held for Sale,
$35.4 million of goodwill is included in assets held for sale, noncurrent, in the consolidated balance sheet as of December 31, 2022.
We performed a goodwill impairment assessment as of December 31, 2021, which included both qualitative and quantitative assessments. Our assessment included a comparison of carrying value to an estimated fair value using a market approach based on our market capitalization. Based on this assessment, we concluded the fair value of all three segments was below the carrying value primarily due to the recent change in our market valuation and financial performance and recorded a goodwill impairment in the amount of $297.9 million.
The changes in the carrying amount of goodwill consisted of the following:

(In thousands)	Goodwill
Balance as of December 31, 2020	$164,194
Measurement period adjustment—Thrasys	(4,124)
Measurement period adjustment—BHS	(663)
Business acquisition of TTC	57,574
Measurement period adjustment—TTC	780
Business acquisition of Glocal	91,871
Measurement period adjustment—Glocal	24,575
Business acquisition of Innovations Group	143,730
Measurement period adjustment—Innovations Group	(76)
Business acquisition of Cloudbreak	110,968
Measurement period adjustment—Cloudbreak	(3,658)
Impairment	(297,930)
Foreign exchange	(2,973)

Balance as of December 31, 2021	284,268
Measurement period adjustments	5,403
Goodwill reclassified to assets held for sale (see Note 4)	(35,353)
Impairments	(94,643)

Balance as of December 31, 2022	$159,675